Financial expenses (Tables)	12 Months Ended
Dec. 31, 2019
Financial expenses
Schedule of financial expenses

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DKK thousand	2019	2018	2017
Interest expenses from financial liabilities measured at amortized costs	3,205	15,080	18,913
Amortization of financing costs	0	18,347	5,748
Fair value adjustments of Marketable securities	0	1,389	0
Loss on sale of Marketable securities	0	881	0
Other financial expenses	185	1,625	949
Exchange rate adjustments	0	0	7,899
Total financial expenses	3,390	37,322	33,509